PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and equipment	$ 9,994,813		$ 5,239,108
Disposal of property and equipment	76,529	$ 0
Depreciation expenses	294,720	245,460
Cost of sales	$ 202,455	$ 172,495